Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000249248
Shareholder Report [Line Items]
Fund Name	Fort Pitt Capital Total Return Fund
Trading Symbol	FPCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fort Pitt Capital Total Return Fund for the period of November 1, 2024 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fortpittcapitalfunds.com/. You can also request this information by contacting us at 800-471-5827.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-471-5827
Additional Information Website	https://www.fortpittcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 64,539,850
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 304,022
InvestmentCompanyPortfolioTurnover	27.00%
Updated Prospectus Web Address	https://www.fortpittcapitalfunds.com/